DISPOSAL OF SUBSIDIARIES AND AFFILIATES - Sale of subsidiaries - Ceal and Amazonas Distribuidora (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Income on discontinued operations
Provision for the Right of Reimbursement CCC	R$ (1,752,165)
Effect of Sale of Equity Interest	3,284,975
CEAL
Disclosure of subsidiaries
Negative Equity	900,034
Other comprehensive income	(40,974)
Sale price	(50)
Gain on the disposal of distributors' shares	859,010
Income on discontinued operations
Income recognized on the fiscal year as of the sale date	94,451
Reversal of negative equity	859,060
AMAZONAS D
Disclosure of subsidiaries
Negative Equity	5,269,403
Other comprehensive income	(9,647)
Sale price	(50)
Gain on the disposal of distributors' shares	5,259,706
Income on discontinued operations
Income recognized on the fiscal year as of the sale date	(1,176,127)
Reversal of negative equity	R$ 5,259,756
Equatorial Energia | CEAL
Income on discontinued operations
Equity interest sold (as a percent)	89.94%
Equatorial Energia | AMAZONAS D
Income on discontinued operations
Equity interest sold (as a percent)	90.00%